Document and Entity Information (USD $)	12 Months Ended
	Nov. 30, 2012	Feb. 14, 2013
Document And Entity Information
Entity Registrant Name	Berkshire Homes, Inc.
Entity Central Index Key	0001505124
Document Type	POS AM
Document Period End Date	Nov. 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--11-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 0
Entity Common Stock, Shares Outstanding		4,510,000
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012